Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Contribution Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	₱ 1,614	₱ 1,313	₱ 1,043
Interest costs on benefit obligation	317	734	(22)
Curtailment/settlement gains and other adjustments		(99)	(181)
Net periodic benefit costs (Note 5)	1,931	1,948	840
Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	28,197	22,638	20,683
Service costs	1,614	1,313	1,043
Actuarial losses – experience	5,502	(3,507)	(3,829)
Actuarial losses – economic assumptions			(4)
Actual benefits paid/settlements	(3,471)	(369)	(4,558)
Present value of defined benefit obligations at end of the year	22,298	28,197	22,638
Interest costs on benefit obligation	922	1,056	1,338
Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(3,471)	(369)	(4,558)
Fair value of plan assets at beginning of the year	15,000	13,724	13,539
Actual contributions	3,614	3,227	7,598
Interest income on plan assets	605	322	1,360
Return on plan assets (excluding amount included in net interest)	(1,065)	(1,904)	(4,215)
Fair value of plan assets at end of the year	14,683	15,000	13,724
Investment Property [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	313	294	239
Others			(39)
Funded status – net	873	876	271
Prepaid benefit costs (Note 19)	873	876	271
Interest costs on benefit obligation	(31)	(24)	(16)
Curtailment/settlement gains and other adjustments			(6)
Net periodic benefit costs (Note 5)	282	270	178
Investment Property [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	2,775	2,813	2,804
Service costs	313	294	239
Interest costs on benefit obligation	101	118	174
Actuarial losses – experience	12	69	100
Actuarial losses – economic assumptions	(40)	28	13
Actual benefits paid/settlements		(567)	(37)
Curtailment and others	103	20	(480)
Present value of defined benefit obligations at end of the year	3,264	2,775	2,813
Investment Property [Member] | Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements			(37)
Fair value of plan assets at beginning of the year	3,651	3,084	3,159
Actual contributions	306	282	281
Interest income on plan assets	132	142	190
Return on plan assets (excluding amount included in net interest)	(18)	143	100
Others	66		(609)
Fair value of plan assets at end of the year	₱ 4,137	₱ 3,651	₱ 3,084